As filed with the Securities and Exchange Commission on November 16, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 89.9%
Asset Management & Custody Banks - 5.1%
180,800	Voya Financial, Inc. (United States)	$7,009,616
94,683	Aurelius AG (Germany)	4,397,549
1,266,700	WMIH Corp. (United States)*	3,268,086
		14,675,251
Automobiles - 1.3%
88,300	Exor SpA (Italy)	3,846,037

Casinos & Gaming - 2.3%
365,400	Universal Entertainment Corp. (Japan)	6,414,641

Construction & Engineering - 12.6%
93,777	Compagnie d'Enterprises (Belgium)1	11,867,124
1,037,292	Fomento de Contrucciones (Spain)*1	7,661,493
47,933	Ackermans & van Haaren NV (Belgium)	7,016,440
1,762,844	Maire Tecnimont SpA (Italy)*1	4,885,134
124,400	Bilfinger SE (Germany)	4,601,075
		36,031,266
Diversified Financial Services - 3.1%
627,732	ING Groep NV (Netherlands)1	8,873,107

Diversified Telecommunication - 7.0%
9,618,198	Telecom Italia SpA (Italy)*1	11,843,668
1,102,337	AINMT AS (Norway)*2	8,028,109
		19,871,777
Education Services - 2.0%
42,513,500	K1 Ventures Ltd. (Singapore)	5,646,359

Electric Utilities - 5.5%
549,471	Hawaiian Electric Industries (United States)1	15,764,323

Food & Staples Retailing - 1.0%
2,295,300	Sonae SGPS (Portugal)	2,821,260

Food Products - 3.7%
838,328	Marine Harvest ASA (Norway)	10,674,571

General Merchandise Stores - 1.8%
278,157	Retail Holdings NV (Hong Kong)2	5,006,826

Health Care Providers & Services - 4.3%
565,027	Lifco AB (Sweden)	12,319,957

Industrial Conglomerates - 10.0%
2,779,155	Bolloré SA (France)1	13,508,681
690,100	CK Hutchinson Holdings Ltd (Hong Kong)	8,922,268
354,900	ThyssenKrupp AG (Germany)	6,218,176
		28,649,125

Insurance - 9.6%
438,816	NN Group NV (Netherlands)1	12,562,398
532,628	Ambac Financial Group, Inc. (United States)*1	7,707,127
125,975	American International Group, Inc. (United States)	7,157,899
		27,427,424
Life Sciences Tools & Services - 2.8%
2,476,489	Enzo Biochem Inc. (United States)*2	7,850,470

Media - 6.2%
625,200	Vivendi SA (France)1	14,761,463
791,707	Promotora de Informaciones (Spain)*	2,963,605
		17,725,068
Metals & Mining - 1.9%
8,724,341	Schmolz + Bickenbach AG (Switzerland)*	5,550,063

Oil, Gas & Consumable Fuels - 2.1%
290,700	Par Petroleum Corp. (United States)*	6,055,281

Oil & Gas Drilling - 0.2%
519,612	Sevan Drilling AS (Norway)*	486,457

Real Estate Management & Development - 3.8%
872,700	Cheung Kong Property Holdings Ltd (Hong Kong)	6,345,333
1,489,383	Selvaag Bolig AS (Norway)	4,408,736
		10,754,069
Road & Rail - 2.6%
1,836,110	Nobina AB (Sweden)*	7,458,556

Specialty Chemicals - 1.0%
184,000	LSB Industries Inc. (United States)*	2,818,880

TOTAL COMMON STOCKS
(Cost $268,826,148)		256,720,768

PARTNERSHIPS & TRUSTS - 6.0%
Real Estate Investment Trusts - 6.0%
702,700	WP GLIMCHER Inc. (United States)	8,193,482
256,264	Gramercy Property Trust, Inc. (United States)	5,322,603
299,700	Saltangen Property (Sweden)2	3,661,232
		17,177,317
TOTAL PARTNERSHIPS AND TRUSTS
(Cost $17,717,427)		17,177,317

WARRANTS - 0.8%
Diversified Financial Services - 0.0%
1,363,861	Hellenic Financial Stability Fund, Expiration: January, 2018, Exercise Price $1.73 (Greece)	13,716
302,728	Alpha Bank AE, Expiration: December, 2017, Exercise Price $0.45 (Greece)	6,427
		20,143
Insurance - 0.8%
333,763	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	2,292,952

TOTAL WARRANTS
(Cost $4,833,676)		2,313,095

Contracts
CALL OPTIONS PURCHASED - 0.2%
Hedges - 0.2%
1,540	iShares 20+ Year Treasury Bond ETF, Expiration: January, 2016, Strike Price $130.00 (United States)3	239,469
3,365	Currencyshares Swiss Franc Trust, Expiration: December, 2015, Strike Price $104.00 (United States)3	176,663
930	CurrencyShares Japanese Yen Trust, Expiration: January, 2016, Strike Price $85.00 (United States)3	62,775
4,060	iShares Gold Trust, Expiration: January, 2016, Strike Price $12.00 (United States)3	50,750
460	Currencyshares Japanese Yen Trust, Expiration: March, 2016, Strike Price $85.00 (United States)3	44,850
825	iShares Barclays Tips Bond Fund, Expiration: March, 2016, Strike Price $114.00 (United States)3	43,313
575	iShares Barclays Tips Bond Fund, Expiration: March, 2016, Strike Price $115.00 (United States)3	25,875
345	iShares 1-3 Year Treasury Bond ETF, Expiration: December, 2015, Strike Price $85.00 (United States)3	14,663
		658,358
Insurance - 0.0%
4,450	Genworth Financial, Inc., Expiration: January, 2016, Strike Price $15.00 (United States)3	6,675

TOTAL CALL OPTIONS PURCHASED
(Cost $1,738,789)		665,033

PUT OPTIONS PURCHASED - 0.2%
Hedges - 0.2%
330	iShares Russell 2000 ETF, Expiration: January, 2016, Strike Price $108.00 (United States)3	177,044
215	SPDR S&P 500 ETF, Expiration: January, 2016, Strike Price $186.00 (United States)3	149,533
150	SPDR S&P 500 ETF, Expiration: March, 2016, Strike Price $180.00 (United States)3	107,550
240	iShares Russell 2000 ETF, Expiration: February, 2016, Strike Price $103.00 (United States)3	104,880
453	CurrencyShares Euro Currency Trust, Expiration: January, 2016, Strike Price $103.00 (United States)3	30,578
		569,585
TOTAL PUT OPTIONS PURCHASED
(Cost $570,196)		569,585

Shares
SHORT-TERM INVESTMENT - 1.3%
Money Market Fund - 1.3%
3,567,562	Invesco Liquid Assets Portfolio-Institutional Class, 0.16%4	3,567,562
TOTAL SHORT-TERM INVESTMENT
(Cost $3,567,562)		3,567,562

TOTAL INVESTMENTS IN SECURITIES - 98.4%
(Cost $297,253,799)		281,013,360
Other Assets in Excess of Liabilities - 1.6%		4,515,887
TOTAL NET ASSETS - 100.0%		$285,529,247

*		Non-income producing security.
ADR		American Depositary Receipt
1
All or a portion of this security was segregated as collateral for forward currency contracts and the securities sold short.  Forward currency contracts and securities sold but not yet purchased are collateralized with fully paid securities and cash having a value of $29,647,053.

	2	Affiliated company as defined by the Investment Company Act of 1940.
	3	100 shares per contract.
	4	Seven-day yield as of September 30, 2015
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

SCHEDULE OF SECURITY SOLD BUT NOT YET PURCHASED at September 30, 2015 (Unaudited)

Shares			Value
SECURITY SOLD BUT NOT YET PURCHASED
COMMON STOCKS - 5.1%
Oil, Gas & Consumable Fuels - 0.3%
49,000		Statoil ASA (Norway)	$714,291
Electric Utilities - 4.8%
132,587		NextEra Energy Inc. (United States)	12,933,862
TOTAL SECURITY SOLD BUT NOT YET PURCHASED
(Proceeds $14,574,833)			$13,648,153

COUNTRY ALLOCATION at September 30, 2015 (Unaudited)
Country	Long Exposure	Short Exposure^	Net Exposure
United States	29.3%	4.8%	24.5%
France	10.6%	-	10.6%
Norway	8.8%	0.3%	8.5%
Sweden	8.8%	-	8.8%
Netherlands	8.0%	-	8.0%
Italy	7.7%	-	7.7%
Hong Kong	7.6%	-	7.6%
Belgium	7.0%	-	7.0%
Germany	5.7%	-	5.7%
Spain	4.0%	-	4.0%
Japan	2.4%	-	2.4%
Singapore	2.1%	-	2.1%
Switzerland	2.1%	-	2.1%
Portugal	1.0%	-	1.0%
Greece	0.0%	-	0.0%
Total	105.1%	5.1%	100.0%
^Security sold but not yet purchased.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows:

Cost of investments			$302,333,704
Gross unrealized appreciation			36,541,234
Gross unrealized depreciation			(57,861,578)
Net unrealized depreciation			$(21,320,344)

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. These types of assets generally included in this category are equities listed in active markets.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. The types of assets generally included in this category are bonds and financial instruments classified as derivatives.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment excercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Asset Management & Custody Banks	$14,675,251	$–	$–	$14,675,251
Automobiles	3,846,037	–	–	3,846,037
Casinos & Gaming	6,414,641	–	–	6,414,641
Construction & Engineering	36,031,266	–	–	36,031,266
Diversified Financial Services	8,873,107	–	–	8,873,107
Diversified Telecommunication Services	11,843,668	8,028,109	–	19,871,777
Education Services	5,646,359	–	–	5,646,359
Electric Utilities	15,764,323	–	–	15,764,323
Food & Staples Retailing	2,821,260	–	–	2,821,260
Food Products	10,674,571	–	–	10,674,571
General Merchandise Stores	5,006,826	–	–	5,006,826
Health Care Providers & Services	12,319,957	–	–	12,319,957
Industrial Conglomerates	28,649,125	–	–	28,649,125
Insurance	27,427,424	–	–	27,427,424
Life Science Tools & Services	7,850,470	–	–	7,850,470
Media	17,725,068	–	–	17,725,068
Metals & Mining	5,550,063	–	–	5,550,063
Oil, Gas & Consumable Fuels	6,055,281	–	–	6,055,281
Oil & Gas Drilling	486,457	–	–	486,457
Real Estate Management & Development	10,754,069	–	–	10,754,069
Road & Rail	7,458,556	–	–	7,458,556
Specialty Chemcials	2,818,880	–	–	2,818,880
Partnerships & Trusts	17,177,317	–	–	17,177,317
Warrants	20,143	2,292,952	–	2,313,095
Call Options Purchased	–	665,033	–	665,033
Put Options Purchased	–	569,585	–	569,585
Short-Term Investments	3,567,562	–	–	3,567,562
Total Investments in Securities	$269,457,681	$11,555,679	$–	$281,013,360
Other Financial instruments#
Unrealized appreciation	$–	$943,325	$–	$943,325
Unrealized depreciation	–	–	–	–
Total Investments in Other Financial Instruments	$–	$943,325	$–	$943,325

Securities Sold But Not Yet Purchased - Common Stocks	$13,648,153	$–	$–	$13,648,153

# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Transfers between levels are determined as of the end of the reporting period. There were no Level 3 securities held by the Fund during the nine months ended September 30, 2015. It is the Fund’s policy to recognize transfers at the value as of the beginning of the period. Below are the transfers between Levels 1 and 2 during the reporting period from January 1, 2015 to September 30, 2015.

Transfers into Level 1	$99,415,016
Transfers out of Level 1	(2,292,952)
Net transfers in and/or out of Level 1	$97,122,064

Transfers into Level 2	$2,292,952
Transfers out of Level 2	(99,415,016)
Net transfers in and/or out of Level 2	$(97,122,064)

FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2015 (Unaudited)
As of September 30, 2015, the Fund had the following forward currency contracts outstanding with Morgan Stanley:

						Net Unrealized
Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
USD	6,920,634	12/11/2015	CHF	6,761,000	6,956,026	(35,392)
USD	120,374,709	12/11/2015	EUR	107,267,600	120,010,830	363,879
USD	7,460,200	12/11/2015	JPY	893,310,000	7,455,593	4,607
USD	22,679,990	12/11/2015	NOK	187,004,000	21,940,758	739,232
USD	2,644,795	12/11/2015	RON	10,480,000	2,646,796	(2,000)
USD	25,526,380	12/11/2015	SEK	213,809,600	25,589,900	(63,520)
USD	5,486,801	12/11/2015	SGD	7,810,000	5,474,728	12,073
CHF	980,000	12/11/2015	USD	1,009,181	1,008,269	(912)
JPY	144,000,000	12/11/2015	USD	1,200,207	1,201,828	1,622
RON	10,480,000	12/11/2015	USD	2,678,126	2,646,796	(31,330)
SEK	25,000,000	12/11/2015	USD	3,037,070	2,992,136	(44,934)
Net Value of Outstanding Forward Currency Contracts					$197,923,660	$943,325

CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollars

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore    Evermore Funds Trust

By (Signature and Title)* /s/ Eric LeGoff
 Eric LeGoff, Chief Executive Officer

Date     November 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric LeGoff
 Eric LeGoff, Chief Executive Officer

Date     November 11, 2015

By (Signature and Title)* /s/ Bartholomew Tesoriero
 Bartholomew Tesoriero, Chief Financial Officer

Date     November 11, 2015

* Print the name and title of each signing officer under his or her signature.